Cover Page	Apr. 27, 2021	Jan. 25, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 27, 2021
Entity Registrant Name	Aurinia Pharmaceuticals Inc.
Entity Incorporation, State or Country Code		Z4
Entity File Number		001-36421
Entity Tax Identification Number		46-4129078
Entity Address, Address Line One	#1203-4464 Markham Street
Entity Address, City or Town	Victoria
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V8Z 7X8
City Area Code	250
Local Phone Number	708-4272
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Shares, without par value
Trading Symbol		AUPH
Security Exchange Name		NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001600620
Amendment Flag	false
Current Fiscal Year End Date	--12-31